Income and Social Contribution Taxes	12 Months Ended
Jun. 30, 2024
Income and Social Contribution Taxes [Abstract]
Income and social contribution taxes

18. Income and social contribution taxes

18.1. Deferred taxes

Deferred income and social contribution tax assets and liabilities are offset when there is a legal right to offset tax credits against tax liabilities, and provided that they refer to the same tax authority and the same legal entity.

The fiscal year for income tax and social contribution calculation purposes is different from that adopted by the Company for the preparation of its consolidated financial statements, which ends June 30 of each year.

Deferred income tax and social contribution tax assets and liabilities as of June 30, 2024, and 2023 are as follows:

	2024	2023
Assets
Noncurrent
Tax loss	129,892	48,594
Biological assets	-	3,136
Financial lease	36,622	26,676
Contingency, bonuses and fair value	28,885	35,614
Hedge	19,275	-
Allowance for expected credit losses	726	726
Difference in cost of farms	170	170
Share-based incentive plan (ILPA)	612	-
Provision of other accounts payable and receivable	673	977
Impairment of investment	1,654	1,654
Subscription warrant	43	675
	218,552	118,222
Liabilities
Noncurrent
Biological assets	36,830	19,983
Present value adjustment and other provisions	6,944	-
Derivative financial instruments	-	8,810
Surplus on investment	1,733	1,733
Costs of transactions	2,618	1,796
Provision of residual value and useful life of PPE assets	6,977	5,450
Accelerated depreciation of assets for rural activity	76,732	52,524
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	18,406	18,440
	150,240	108,736
Net balance	68,312	9,486

The balances are presented in the balance sheet as follows:

Net deferred assets	88,031	30,140
Net deferred liabilities	(19,719)	(20,654)

The net change in deferred income tax is as follows:

At June 30, 2022	(30,565)
Tax losses	5,232
Adjustments in biological assets and agricultural products	40,951
Financial lease	7,377
Provisions for contingency and fair value	1,877
Derivative financial instruments	(11,727)
Costs of transactions	536
Allowance for doubtful accounts	(33)
Provision for other accounts payable and receivable	(1,755)
Accelerated depreciation of assets for rural activity	(2,010)
Subscription warrant	(3,800)
Deferred taxes on surplus value	2,127
Share-based incentive plan (ILPA)	(433)
Indemnity assets	55
Impairment of investment	1,654
At June 30, 2023	9,486
Tax losses	81,298
Adjustments in biological assets and agricultural products	(19,983)
Financial lease	9,946
Provisions for contingency and fair value	(13,673)
Derivative financial instruments	28,085
Costs of transactions	(822)
Provision for other accounts payable and receivable	(304)
Accelerated depreciation of assets for rural activity	(24,208)
Subscription warrant	(632)
Deferred taxes on surplus value	34
Share-based incentive plan (ILPA)	(915)
Total excluding effect from conversion	68,312
At June 30, 2024	68,312

The expected realization of deferred tax assets are as follows:

2024
2025	83,916
2026	32,011
2027	21,240
2028	5,755
2029 to 2034	75,630
218,552

18.2. Income and social contribution tax expenses

	2024	2023	2022
Income before income and social contribution taxes	191,515	281,709	637,317
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	(65,115)	(95,781)	(216,688)

Share of loss in a Joint Venture	(20)	(24)	(11)
Management bonus	(596)	(639)	(2,805)
Fair value variation of accounts receivable from sale of farms	(657)	5,821	(1,322)
Non-deductible expenses	(140)	-	-
Net effect of profit taxed abroad	(307)	(1,459)	-
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	96,914	81,133	92,226
Other permanent addition/exclusion	5,273	(2,224)	11,383

Income and social contribution taxes for the year	35,352	(13,173)	(117,217)

Current	(23,474)	(53,224)	(41,023)
Deferred	58,826	40,051	(76,194)
	35,352	(13,173)	(117,217)
Effective tax rate	18%	-5%	-18%

(*)	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.